SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 27, 2022	Sep. 07, 2022	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unrecognized tax benefits				$ 0	$ 0
Federal depository insurance coverage				250,000	250,000
Tailwind Acquisition Corp.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents				0	$ 0
Offering cost				$ 18,847,894
Statutory federal income tax rate				21.00%	21.00%
Effective tax rate (in percent)				3.10%	0.00%
Unrecognized tax benefits				$ 0	$ 0
Amounts accrued for the payment of interest and penalties				$ 0	$ 0
Number of classes of shares				2
Federal depository insurance coverage				$ 250,000
Tailwind Acquisition Corp. | IPO
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common stocks issuance costs				18,132,174
Transaction costs expensed				$ 715,720
Tailwind Acquisition Corp. | Private Placement Warrants | Subsequent Event [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares forfeited during the period			9,700,000
Tailwind Acquisition Corp. | Class A Common stock [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common stock subject to possible redemption, shares				316,188	33,421,570
Number of shares for purchase upon warrant exercise (in shares)				26,410,785	26,410,785
Tailwind Acquisition Corp. | Class A Common stock [Member] | IPO
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of classes of shares				1
Tailwind Acquisition Corp. | Common Class A Subject To Redemption [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares redeemed	2,916,653	30,188,729
Redemption value per share	$ 10.13	$ 10.03
Aggregate redemption amount		$ 302,873,885		$ 302,873,885
Common stock subject to possible redemption, shares				316,188	33,421,570
Estimated aggregate redemption value	$ 29,554,443
Tailwind Acquisition Corp. | Common Class A Subject To Redemption [Member] | Subsequent Event [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares redeemed			2,916,653
Aggregate redemption amount			$ 29.9